Leases - Lease Liabilities and Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Lease liabilities	$ 1,584	$ 1,690
Less: current portion	185	189
Non-current lease liabilities	1,399	1,501
Expenses relating to short-term leases	450	409
Interest expense on lease liabilities	62	67	$ 70
Variable lease payments not included in the measurement of lease liabilities	65	85
Total cash outflows for leases	1,089	983
Increase through capitalization of short-term leases, property, plant and equipment	$ 303	$ 197